Fair Value Measurement - Fair Value of the Financial Instruments of the Master Trust by Level Within the Fair Value Hierarchy (Details) - EBP 004 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 16,295,564,630	$ 14,776,360,841
Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	2,657,267,606	2,170,706,402
Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	160,452,693	144,172,700
Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	7,813,633,928	6,989,085,150
U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	205,602,323	205,843,512
U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	41,166,176	40,300,147
Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,530,265,931	2,465,935,344
State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	61,211,649	65,250,937
Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	25,658,479	21,045,947
Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	514,778	197,690
Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	8,523,631	7,376,917
Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,481,568,894	2,342,196,258
Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	6,753,768	3,832,068
Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	77,358,417	82,959,748
Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	222,861,128	233,631,668
Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	3,007,454	4,078,669
Total carrying value
EBP, Master Trust [Line Items]
Investments, at fair value:	16,069,696,048	14,538,650,504
Total carrying value | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	2,657,267,606	2,170,706,402
Total carrying value | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	160,452,693	144,172,700
Total carrying value | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	7,813,633,928	6,989,085,150
Total carrying value | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	205,602,323	205,843,512
Total carrying value | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	41,166,176	40,300,147
Total carrying value | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,530,265,931	2,465,935,344
Total carrying value | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	61,211,649	65,250,937
Total carrying value | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	25,658,479	21,045,947
Total carrying value | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	514,778	197,690
Total carrying value | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	8,523,631	7,376,917
Total carrying value | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,481,568,894	2,342,196,258
Total carrying value | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	6,753,768	3,832,068
Total carrying value | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	(282,225)	(252,316)
Total carrying value | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	77,358,417	82,959,748
Level 1
EBP, Master Trust [Line Items]
Investments, at fair value:	3,028,171,052	2,528,746,950
Level 1 | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	2,657,267,606	2,170,706,402
Level 1 | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	160,452,693	144,172,700
Level 1 | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	202,209,347	205,843,512
Level 1 | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	0	899,735
Level 1 | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	8,523,631	7,376,917
Level 1 | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 1 | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	(282,225)	(252,316)
Level 1 | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 2
EBP, Master Trust [Line Items]
Investments, at fair value:	12,964,166,579	11,926,943,806
Level 2 | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 2 | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 2 | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	7,813,633,928	6,989,085,150
Level 2 | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	3,392,976	0
Level 2 | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	41,166,176	40,300,147
Level 2 | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,530,265,931	2,465,935,344
Level 2 | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	61,211,649	65,250,937
Level 2 | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	25,658,479	20,146,212
Level 2 | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	514,778	197,690
Level 2 | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 2 | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	2,481,568,894	2,342,196,258
Level 2 | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	6,753,768	3,832,068
Level 2 | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 2 | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Master Trust [Line Items]
Investments, at fair value:	77,358,417	82,959,748	$ 91,548,840
Level 3 | Common and preferred stock
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Self-directed accounts
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Collective trust funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | U.S. Treasury
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Corporate bonds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | State and political subdivisions
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Sovereign debt/sovereign guaranteed
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Supranational
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Exchange-traded funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Funds of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Interest-bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Derivative instruments
EBP, Master Trust [Line Items]
Investments, at fair value:	0	0
Level 3 | Investment contracts with insurance companies
EBP, Master Trust [Line Items]
Investments, at fair value:	77,358,417	82,959,748
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
Investments, at fair value:	225,868,582	237,710,337
Fair Value Measured at Net Asset Value Per Share | Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	222,861,128	233,631,668
Fair Value Measured at Net Asset Value Per Share | Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 3,007,454	$ 4,078,669